RELATED PARTY TRANSACTIONS - Additional Information (Details) - AltC Acquisition Corp. - USD ($)		3 Months Ended		12 Months Ended
	Jul. 08, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Expenses incurred and paid		$ 1,017,452	$ 1,157,365	$ 4,270,713	$ 1,809,484
Administrative support agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 30,000
Expenses incurred and paid					360,000
Administrative service agreement
RELATED PARTY TRANSACTIONS
Expenses incurred and paid				360,000
Administrative service agreement | Related Party
RELATED PARTY TRANSACTIONS
Expenses incurred and paid		90,000	$ 90,000
Related party loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant		$ 1,500,000		$ 1,500,000
Price of warrant		$ 10.00		$ 10.00
Outstanding balance of loan		$ 0		$ 0	$ 0